Revision - Statement of Operations (Details) - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue:
Capitated revenue				$ 1,529,120	$ 796,373	$ 340,901
Fee-for-service and other revenue				80,249	35,203	20,483
Total revenue				1,609,369	831,576	361,384
Operating expenses:
Third-party medical costs				1,231,047	564,987	242,572
Direct patient expense				179,353	101,358	42,100
Selling, general and administrative expenses				252,133	103,962	59,148
Depreciation and amortization expense				49,441	18,499	6,822
Transaction costs and other				44,262	42,945	17,583
Change in fair value of contingent consideration				(11,680)	65	2,845
Total operating expenses				1,744,556	831,816	371,070
Loss from operations				(135,187)	(240)	(9,686)
Other income and expense:
Interest expense				(51,291)	(34,002)	(10,163)
Interest income				4	320	319
Loss on extinguishment of debt				(13,115)	(23,277)	0
Change in fair value of embedded derivative				0	(12,764)	0
Change in fair value of warrant liabilities				82,914	0	0
Other expenses				(48)	(450)	(250)
Total other income (expense)				18,464	(70,173)	(10,094)
Net income (loss) before income tax expense (benefit)				(116,723)	(70,413)	(19,780)
Income tax expense (benefit)				14	651	0
Net income (loss)			$ (16,320)	$ (116,737)	(71,064)	(19,780)
As Previously Reported
Revenue:
Capitated revenue	$ 501,780	$ 379,210	267,051		794,164	343,903
Fee-for-service and other revenue	25,018	13,953	13,084		35,203	20,483
Total revenue	526,798	393,163	280,135		829,367	364,386
Operating expenses:
Third-party medical costs	379,316	291,816	195,046		564,987	241,089
Direct patient expense	57,708	43,782	34,287		102,284	43,020
Selling, general and administrative expenses	75,926	46,574	34,848		103,962	59,148
Depreciation and amortization expense	16,955	7,945	5,846		18,499	6,822
Transaction costs and other	6,528	16,374	9,239		43,520	17,583
Change in fair value of contingent consideration					65	2,845
Total operating expenses	536,433	406,491	279,266		833,317	370,507
Loss from operations	(9,635)	(13,328)	869		(3,950)	(6,121)
Other income and expense:
Interest expense	(16,023)	(9,714)	(10,626)		(34,002)	(10,163)
Interest income	1	1	1		320	319
Loss on extinguishment of debt	0	(13,225)	0		(23,277)	0
Change in fair value of embedded derivative					(12,764)	0
Change in fair value of warrant liabilities	(14,650)	39,215	0		0	0
Other expenses	(29)	(25)	0		(450)	(250)
Total other income (expense)	(30,701)	16,252	(10,625)		(70,173)	(10,094)
Net income (loss) before income tax expense (benefit)	(40,336)	2,924	(9,756)		(74,123)	(16,215)
Income tax expense (benefit)	547	(2,023)	714		651	0
Net income (loss)	$ (40,883)	$ 4,947	$ (10,470)		(74,774)	(16,215)
Adjustments
Revenue:
Capitated revenue					2,209	(3,002)
Fee-for-service and other revenue					0
Total revenue					2,209	(3,002)
Operating expenses:
Third-party medical costs					0	1,483
Direct patient expense					(926)	(920)
Selling, general and administrative expenses					0
Depreciation and amortization expense					0
Transaction costs and other					(575)
Change in fair value of contingent consideration					0
Total operating expenses					(1,501)	563
Loss from operations					3,710	(3,565)
Other income and expense:
Interest expense					0	0
Interest income					0	0
Loss on extinguishment of debt					0	0
Change in fair value of embedded derivative					0	0
Change in fair value of warrant liabilities					0	0
Other expenses					0	0
Total other income (expense)					0	0
Net income (loss) before income tax expense (benefit)					3,710	(3,565)
Income tax expense (benefit)					0	0
Net income (loss)					$ 3,710	$ (3,565)